Private Placement	1 Months Ended	8 Months Ended
	Feb. 28, 2025	Sep. 30, 2025
Private Placement Abstract
Private Placement

Note 4 — Private Placement

The Sponsor, BTIG and Roberts & Ryan have committed to purchase an aggregate of 539,750 Private Placement Units (or 592,250 Private Placement Units if the underwriters’ over-allotment option is exercised in full) at a price of $10.00 per Private Placement Unit in a private placement that will close simultaneously with the Proposed Offering. Each Private Placement Unit consists of one Class A ordinary share (“Private Placement Share”) and one right (“Private Placement Right”) to receive one tenth (1/10) of a Class A ordinary share upon the consummation of an initial Business Combination. Of those 539,750 Private Placement Units (or 592,250 Private Placement Units if the underwriters’ over-allotment option is exercised in full), the Sponsor has agreed to purchase 364,750 private placement units (or 391,000 private placement units if the underwriters’ over-allotment option is exercised in full) and BTIG and Roberts & Ryan have agreed to purchase 175,000 private placement units (or 201,250 private placement units if the underwriters’ over-allotment option is exercised in full). The Private Placement Units are identical to the Units sold in this offering, subject to certain limited exceptions.

Note 4 — Private Placement

Simultaneously with the closing of the Initial Public Offering, the Sponsor, and the underwriters purchased an aggregate of 592,250 Private Placement Units, at a price of $10.00 per Private Placement Unit for an aggregate purchase price of $5,922,500. Of the 592,250 Private Placement Units, the Sponsor purchased 391,000 Private Placement Units and the underwriters purchased 201,250 Private Placement Units. Each Private Placement Unit consists of one Class A ordinary share and one Private Placement Right. A portion of the proceeds from the sale of the Private Placement Units was added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law). The Private Placement Units (including the underlying ordinary shares (“Private Placement Shares”) and Private Placement Rights) are identical to the Public Units (including the underlying Public Shares and Public Rights) sold in the Initial Public Offering, subject to certain limited exceptions.